CASH FLOWS - Schedule of Cash Flow Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reversal of other non-cash movements:
Exchange rate adjustments	$ (0.6)	$ 0.1	$ (0.3)
Share-based payments	30.2	22.5	2.2
Fair value adjustments on derivative financial instruments	(6.6)	(1.5)	0.6
Reversal of provisions adjustments	0.0	(6.5)	(6.3)
Other adjustments	(0.1)	(0.1)	0.2
Total	22.9	14.5	(3.6)
Change in inventories, receivables, and payables:
Change in inventories	(10.2)	1.2	(21.8)
Change in receivables	41.7	45.2	(158.1)
Change in prepayments	8.4	(1.8)	(5.7)
Change in trade payables and other liabilities	7.9	3.2	4.7
Total	$ 47.8	$ 47.8	$ (180.9)